APPLIED FINANCE SELECT FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

	Shares	Fair Value
98.34% COMMON STOCKS

16.27% CONSUMER DISCRETIONARY
Aptiv PLC	48,774	$6,516,206
Darden Restaurants, Inc.	51,411	6,009,432
LKQ Corp.*	156,725	5,499,480
Lowe's Cos., Inc.	34,158	5,699,262
Target Corp.	31,623	5,729,139
The Walt Disney Co.*	42,071	7,075,080

		36,528,599

8.88% CONSUMER STAPLES
Constellation Brands, Inc. - Class A	20,947	4,418,351
CVS Health Corp.	48,633	3,484,554
Tyson Foods, Inc. - Class A	58,844	3,784,258
Walgreens Boots Alliance, Inc.	97,023	4,875,406
Walmart, Inc.	24,039	3,377,239

		19,939,808

2.19% ENERGY
Chevron Corp.	19,145	1,631,154
ConocoPhillips	40,853	1,635,346
Valero Energy Corp.	29,075	1,640,702

		4,907,202

10.07% FINANCIALS
The Allstate Corp.	27,930	2,993,537
Ameriprise Financial, Inc.	18,014	3,564,430
Bank of America Corp.	101,806	3,018,548
Capital One Financial Corp.	36,489	3,804,343
JPMorgan Chase & Co.	24,283	3,124,494
The Travelers Cos., Inc.	22,371	3,049,167
Unum Group	131,260	3,049,170

		22,603,689

11.88% HEALTH CARE
Alexion Pharmaceuticals, Inc.*	28,765	4,410,537
Danaher Corp.	18,603	4,424,538
McKesson Corp.	20,267	3,535,983
Merck & Co., Inc.	41,352	3,186,999
Pfizer, Inc.	90,243	3,239,724
Stryker Corp.	15,571	3,441,347
Thermo Fisher Scientific, Inc.	8,685	4,426,745

		26,665,873

7.96% INDUSTRIAL
Alaska Air Group, Inc.	56,635	2,765,487
Cummins, Inc.	13,674	3,205,459
Quanta Services, Inc.	55,348	3,900,374
Roper Technologies, Inc.	6,353	2,496,157
Stanley Black & Decker, Inc.	16,806	2,915,673
Union Pacific Corp.	13,023	2,571,652

		17,854,802

31.86% INFORMATION TECHNOLOGY
Alphabet, Inc. - Class A*	3,421	6,251,399
Apple, Inc.	64,920	8,566,843
Cisco Systems, Inc.	164,133	7,317,049
Facebook, Inc. - Class A*	21,445	5,539,887
Fiserv, Inc.*	64,339	6,606,972
HP, Inc.	316,042	7,692,462
Intel Corp.	139,744	7,757,189
International Business Machines Corp.	57,076	6,798,322
KLA Corp.	30,692	8,595,908
Mastercard, Inc. - Class A	20,217	6,394,435

		71,520,466

2.28% MATERIALS
CF Industries Holdings, Inc.	63,905	2,644,389
Ecolab, Inc.	12,076	2,469,663

		5,114,052

APPLIED FINANCE SELECT FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

		Shares	Fair Value
2.17%	REAL ESTATE

	Host Hotels & Resorts, Inc.	360,184	4,880,493
2.46%	TELECOMMUNICATION SERVICES

	Verizon Communications, Inc.	100,781	5,517,760
2.32%	UTILITIES

	DTE Energy Co.	21,487	2,550,937
	Public Service Enterprise Group, Inc.	47,168	2,661,690

			5,212,627

98.34%	TOTAL COMMON STOCKS		220,745,371
0.66%	EXCHANGE TRADED FUNDS

0.66%	LARGE CAP
	SPDR S&P 500 ETF Trust	4,000	1,480,280

0.66%	TOTAL EXCHANGE TRADED FUNDS		1,480,280
0.95%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.01%**	2,131,903	2,131,903

99.95%	TOTAL INVESTMENTS		224,357,554
0.05%	Other assets, net of liabilities		102,107

100.00%	NET ASSETS		$ 224,459,661

*Non-income producing

**Effective 7 day yield as of January 31, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$220,745,371	$ -	$ -	$220,745,371
Exchange Traded Funds	1,480,280	-	-	1,480,280
Money Market Funds	2,131,903	-	-	2,131,903
Total Investments	$224,357,554	$ -	$ -	$224,357,554

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.

At January 31, 2021, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $181,168,598 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,642,707
Gross unrealized depreciation	(2,453,751)
Net unrealized appreciation	$43,188,956